Trade and other receivables	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Trade and other receivables
14.
Trade and other receivables

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Trade receivables, gross	1,148,682	1,595,145	222,357
Less: Allowance for expected credit losses	(54,894)	(227,133)	(31,661)
Net trade receivables (Note 6.2)	1,093,788	1,368,012	190,696
Bills receivable (i)	6,318,789	7,209,989	1,005,044
Total (Note 32, Note 35)	7,412,577	8,578,001	1,195,740
Amounts receivable:
- joint ventures (trade)	187,944	103,819	14,472
Less: Impairment losses – joint venture (trade)	—	(2,561)	(357)
- associates and joint ventures (non-trade)	10,212	12,725	1,774
Less: Impairment losses – joint venture (non-trade)	—	(10,456)	(1,457)
- related parties (trade)	212,706	129,809	18,095
- related parties (non-trade)	4,016	9,376	1,307
Bills receivable in transit	49,696	—	—
Grant receivables	62,000	76,900	10,720
Sales consideration on disposal of a subsidiary due from the acquirer	236,734	5,212	726
Others	68,052	80,188	11,178
Less: Impairment losses – other receivables	(7,710)	(7,710)	(1,075)
Other receivables carried at amortized cost (Note 35)	823,650	397,302	55,383
Tax recoverable	108,844	143,463	19,998
Advances paid to suppliers	77,527	153,488	21,395
Right of return assets	36,026	117,836	16,426
Others	—	26,371	3,676
Net other receivables	1,046,047	838,460	116,878
Total trade and other receivables	8,458,624	9,416,461	1,312,618

Note:

(i)
As of December 31, 2024, bills receivable includes bills received from joint ventures and related parties amounted to RMB 1.3 million (US$0.2 million) (2023: RMB 5.3 million) and RMB 1.1 billion (US$151.3 million) (2023: RMB 987.9 million) respectively.

As of December 31, 2024, bills receivable amounted to RMB 16.4 million (US$2.3 million) (2023: RMB 12.5 million) was pledged to secure bank facilities (Note 26).

Trade receivables are non-interest bearing and are generally on 60 - 90 days’ credit term. They are recognized at their original invoice amounts, net of sales rebates in the financial year.

Non-trade balance due from associates, joint ventures and other related parties are unsecured, interest-free, and repayable on demand.

Movement in the allowance for expected credit losses of trade and other receivables is as follows:

	31.12.2023 RMB’000	31.12.2024 RMB’000	31.12.2024 US$’000
At January 1	39,001	62,604	8,726
Charge to consolidated statement of profit or loss (under “Selling, general and administrative expenses”)	23,858	185,523	25,861
Written off	(264)	(267)	(37)
Translation difference	9	—	—
At December 31	62,604	247,860	34,550

14.
Trade and other receivables (cont’d)

In addition, the Group wrote off trade receivables amounting to RMB 21.5 million (US$3.0 million) (2023: Nil) relating to amount due from specific customers as of December 31, 2024.

As of December 31, 2023 and 2024, outstanding bills receivable discounted with banks for which the Group retained a recourse obligation totaled RMB 1.7 billion and RMB 1.0 billion (US$142.4 million) respectively. All bills receivable discounted have contractual maturities within 12 months at time of discounting.

As of December 31, 2023 and 2024, outstanding bills receivable endorsed to suppliers with recourse obligation were RMB 1.6 billion and RMB 1.4 billion (US$189.5 million) respectively.

For terms and conditions relating to related parties, refer to Note 29.